Derivative Liabilities (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Disposal of 2024 Settlement Warrants	$ 1,568,557	$ (1,568,557)
Settlement Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value changes of derivative liability	160,622	949,817	$ 162,383
Agentst Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value changes of derivative liability	37,803	$ 84,460
Octagon Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value changes of derivative liability	73,367
Settlement Two Zero Two Four Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value changes of derivative liability	$ 453,687